RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 (Tables)	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets Available for Benefits and Benefits Paid to Participants
Following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Plan’s IRS Form 5500.

	September 30
	2024	2025

Net Assets Available for Benefits per the financial statements	$416,840,247	32,011,842
Participant notes deemed distributed	(162,495)	(8,102)
Amount allocated to withdrawing participants	(82,998)	—

Net Assets Available for Benefits per IRS Form 5500	$416,594,754	32,003,740
Following is a reconciliation of benefits paid to participants per the financial statements to the Plan’s IRS Form 5500.

	Year Ended September 30
	2024	2025

Benefits paid to participants per the financial statements	$46,863,765	13,257,184
Participant notes deemed distributed, end of year	162,495	8,102
Participant notes deemed distributed, beginning of year	(233,206)	(162,495)
Amount allocated to withdrawing participants, end of year	82,998	—
Amount allocated to withdrawing participants, beginning of year	(126,730)	(82,998)

Benefits paid to participants per IRS Form 5500	$46,749,322	13,019,793